GIT Equity Trust
Special Growth Portfolio
Select Growth Portfolio
Equity Income Portfolio
1655 Ft. Myer Drive
Arlington, Virginia 22209
703-528-3600

Semi-Annual Report
September 30, 1996
(Unaudited)

Letter to Shareholders
November 15, 1996

Dear Shareholder:

During the six-month period ended September 30, 1996, U.S. equities continued to generate robust returns. For this period, the S&P 500 (a large company stock index) produced a 7.7% total return, while the Russell 2000 (an index of smaller stocks) had a return of 5.5%.

Although these returns suggest a rather quiet six months, the market was actually quite interesting. The stock market experienced a "mini correction" during July, erasing much of the gain achieved to that point in 1996. This correction was caused by the expectation of slower corporate earnings growth and rising interest rates. As these fears proved unfounded and interest rates began to fall in August, the market made a dramatic reversal and moved to new highs.

The Select Growth Portfolio achieved a total return of 9.8% for the six-month period. Although the fund is well diversified across economic sectors, an emphasis on financial and technology companies continued to drive investment results. We like these companies because of their strong fundamental factors, including high operating margins and return on equity, strong earnings growth, good balance sheets and relatively low valuations. We still consider these attributes to be a recipe for continued, long-term success.

Our Equity Income Portfolio returned 5.63% for the six-month period. With many of the stocks in this portfolio having above average sensitivity to changes in interest rates, the downward trend in interest rates which began at the end of the summer has enhanced the fund's returns. In recent months, we have worked gradually to restructure the portfolio to provide greater growth potential, while maintaining the fund's strong income component. New acquisitions include ConAgra, Kimberly-Clark, Schering Plough and Wal Mart Stores.

The small capitalization market in which the Special Growth Portfolio operates was hit most sharply by the correction in July. The NASDAQ Composite, for example, dropped over 15% from its peak on June 5 to its trough on July 15, 1996. Nonetheless, Special Growth lost only 0.89% for the six months ended September 30. We have continued to focus our efforts on finding stocks with rapid earnings growth. Recent purchases for the portfolio include Leasing Solutions, Littlefuse, and Sybron International.

We are pleased with the progress that has been made to implement strategies that will continue to serve you well. We thank you for your continued confidence in GIT Investment Funds.

Sincerely,

(signature)

Jay R. Sekelsky
Vice President

Special Growth Portfolio
Portfolio of Investments - September 30, 1996
(Unaudited)

                                              Number
                         Company              of
                         Description          Shares   Value

COMMON STOCKS AND EQUIVALENTS:
	76.7% of Net Assets

BUILDING AND CONSTRUCTION:  1.1%
*Central Sprinkler
Corporation       Manufactures fire sprinklers for
                  commercial, industrial and
                  residential properties         9,000  $171,000

COMMERCIAL SERVICES:  1.3%
*Right Management
Consultants       Outplacement consulting firm   8,500   200,813

COMPUTERS - SOFTWARE AND SERVICES:  16.3%
American List
Corporation       Compiles computerized lists of high
                  school and college students   17,400   471,975
*CFI Proservices,
Inc.              Supplies compliance software  15,350   297,406
*Data Research
Associates, Inc.  Provides libraries with automation systems and electronic-networking
                  services                      27,000   372,938
*Datastream Systems,
Inc.              Develops, markets, sells and supports
                  Microsoft Windows             10,000   305,000
Fair Issac & Company,
Inc.              Develops statistical tools and
                  scoring algorithms            12,000   465,000
Jack Henry &
Associates        Develops and installs integrated
                  computer systems              10,000   315,625
*IKOS Systems,
Inc.              Supplies high-performance, mixed-level
                  hardware and software         15,000   300,937

COSMETICS:  2.4%
Alberto Culver Company,
A Shares          Manufactures personal care
                  products                      10,000   366,250

ELECTRONICS - GENERAL:  8.1%
*IFR Systems, Inc.Manufactures communications
                  test equipment                55,550   867,968
*Littlefuse, Inc. Manufactures fuses and
                  circuits                      10,000   390,000

ELECTRONICS - SEMICONDUCTORS:  6.1%
*Atmel CorporationDesigns, manufactures and markets memory
                  and logic circuits             9,000   277,313
*Credence Systems
Corporation       Designs, manufactures, sells and services
                  automatic test equipment      14,000   218,750
*KLA Instruments
Corporation       Manufactures yield-management and process-
                  monitoring systems            20,000   453,750

FINANCIAL SERVICES:  4.5%
Advanta Corporation,
A Shares          Originates credit cards and
                  mortgages                     10,000   459,375
*Leasing Solutions,
Inc.              Leases information equipment   8,200   233,188

HOMEBUILDING:  1.5%
Continental Homes Holding
Corporation       Designs and constructs
                  single-family homes           13,000   232,375

HOME FURNISHINGS:  3.1%
Lancaster Colony
Corporation       Manufactures auto parts, specialty foods,
                  glassware and candles         12,700   481,013

INSURANCE:  12.7%
Allied Group, Inc.Underwrites property and
                  casualty insurance            11,600   443,700
Frontier Insurance
Group, Inc.       Underwrites general liability, workers' compensation
                  and property insurance        15,400   614,074
SunAmerica, Inc.  Diversified insurance and financial
                  services company              10,000   345,000
*UICI             Underwrites life, accident and
                  health insurance              21,600   560,250

MANUFACTURING:  2.4%
*Koala CorporationManufactures and markets child
                  protection products           22,000   365,750

MEDICAL SUPPLIES AND SERVICES:  7.3%
*RoTech Medical
Corporation       Home healthcare services      25,000   410,938
*Sybron International
Corporation       Manufactures laboratory and
                  dental supplies               18,550   537,950
*Utah Medical
Products, Inc.    Manufactures disposable
                  medical products              16,000   187,000

OIL RELATED: 2.3%
*Input/Output,
Inc.              Designs and manufactures 3-dimensional seismic
                  data acquisition systems      12,200   362,950

PUBLISHING:  4.9%
*Advanced Marketing
Services, Inc.    Publisher of general interest
                  books                         25,500   269,859
Banta Corporation Publisher of educational and
                  general books                 21,350   488,381

RETAIL - OFFICE SUPPLIES: 2.0%
*OfficeMax, Inc.  Retail office product stores  21,800   305,200

TELECOMMUNICATIONS:  0.6%
*Fastcomm Communications
Corporation       Designs, manufactures, markets and services
                  telecommunications systems     8,000    91,000

      TOTAL COMMON STOCKS (Cost $9,725,877)=          11,862,728

REPURCHASE AGREEMENT:  23.0% of Net Assets
With Donaldson, Lufkin & Jenrette Securities Corporation issued 9/30/96 at 5.65%, due 10/1/96, collateralized by $3,621,188 in United States Treasury Notes due 8/15/97. Proceeds at maturity are $3,552,557.
(Cost $3,552,000)=                                     3,552,000

      TOTAL INVESTMENTS (Cost $13,277,877)=          $15,414,728

See Notes to Portfolios of Investments.

Select Growth Portfolio
Portfolio of Investments - September 30, 1996
(Unaudited)

                                       Number
                                       of
                                       Shares      Value


COMMON STOCKS:  93.1% of Net Assets
AUTOMOTIVE: 1.2%
Borg-Warner Automotive, Inc.           2,500       $88,750

BANKING AND FINANCIAL SERVICES: 10.3%
Green Tree Financial Corporation       8,400       329,699
Merrill Lynch & Company, Inc.          1,500        98,438
Norwest Corporation                    3,000       122,625
Travelers Group, Inc.                  4,800       235,800

CAPITAL GOODS: 2.4%
General Electric Company               2,000       182,000

CHEMICALS: 3.1%
Morton International, Inc.             6,000       238,500

COMPUTERS - HARDWARE AND PERIPHERALS: 9.9%
*Cisco Systems, Inc.                   4,000       248,250
*Sun Microsystems, Inc.                4,000       248,250
*U.S. Robotics Corporation             4,000       259,000

COMPUTERS - SOFTWARE AND SERVICES: 6.5%
Computer Associates International, Inc.3,000       179,250
Reynolds & Reynolds Company            7,000       182,875
*SunGard Data Systems, Inc.            3,000       135,750

CONSUMER PRODUCTS: 1.5%
Procter & Gamble Company               1,200       117,000

ELECTRONICS - GENERAL: 1.3%
*Teradyne, Inc.                        6,000        99,750

ELECTRONICS - SEMICONDUCTORS: 4.2%
*Applied Materials, Inc.               4,800       132,900
Intel Corporation                      2,000       190,875

FOOD PROCESSING: 6.6%
ConAgra, Inc.                          5,725       281,956
Dole Food Company                      5,200       218,400

INSURANCE: 3.6%
SunAmerica, Inc.                       8,000       276,000

HOTELS & MOTELS: 2.5%
La Quinta Inns, Inc.                   9,800       191,100

HOUSING AND CONSTRUCTION: 6.5%
Clayton Homes, Inc.                   11,912       262,064
Oakwood Homes Corp.                    8,400       231,000

MEDICAL SUPPLIES AND SERVICES: 13.4%
ADAC Laboratories                      3,500        69,781
Columbia/HCA Healthcare Corporation    4,400       250,250
Olsten Corporation                     3,750        93,281
*Safeskin Corporation                  4,000       139,000
*St. Jude Medical, Inc.                5,350       216,341
*Sybron International Corporation      8,850       256,650

PHARMACEUTICALS: 6.5%
Millipore Corporation                  5,850       231,075
Schering-Plough Corporation            4,250       261,375

RESTAURANTS: 1.9%
McDonald's Corporation                 3,000       142,125

RETAIL-DEPARTMENT STORES: 3.5%
Wal-Mart Stores, Inc.                 10,150       267,706

RETAIL-SPECIAL LINES: 4.2%
Callaway Golf Company                  2,500        85,313
Intimate Brands, Inc.                 12,850       234,513

TELECOMMUNICATIONS: 1.3%
AT&T Corporation                       1,000        52,250
MCI Communications Corporation         1,900        48,569

TOYS: 2.7%
Mattel, Inc.                           8,000       207,000

TOTAL COMMON STOCKS (Cost $5,373,229)=           7,105,461

REPURCHASE AGREEMENT:  5.8% of Net Assets
With Donaldson, Lufkin & Jenrette Securities Corporation issued 9/30/96 at 5.65%, due 10/1/96, collateralized by $453,668 in United States Treasury Notes due 8/15/97. Proceeds at maturity are $445,070.
(Cost $445,000)=                                   445,000

TOTAL INVESTMENTS (Cost $5,818,229)=            $7,550,461

See Notes to Portfolios of Investments.

Equity Income Portfolio
Portfolio of Investments - September 30, 1996
(Unaudited)

                                       Number
                                       of
                                       Shares    Value

COMMON STOCKS AND EQUIVALENTS:
94.6% of Net Assets
AUTOMOTIVE:  4.7%
Chrysler Corporation                   4,700    $134,538
Ford Motor Company                     2,700      84,375

BANKING AND FINANCIAL SERVICES:  9.0%
Bank of New York Company. Inc.         4,000     117,500
Federal Home Loan Mortgage
  Corporation                          1,250     122,344
J.P. Morgan & Company, Incorporated    1,000      88,875
NationsBank Corporation                1,000      86,875

CHEMICALS:  5.0%
Monsanto Company                       3,000     109,500
Morton International, Inc.             3,000     119,250

COMPUTERS-SOFTWARE AND SERVICES: 1.8%
American List Corporation              3,000      81,375

FOOD PROCESSING:  2.6%
ConAgra, Inc.                          2,450     120,663

FOREST AND PAPER:  3.4%
Kimberly-Clark Corporation             1,800     158,625

LEASING:  2.3%
GATX Corporation                       2,300     107,525

MANUFACTURING: 3.0%
Minnesota Mining & Manufacturing
  Company                              2,000     139,750

MEDICAL SERVICES:  2.0%
Columbia/HCA Healthcare
  Corporation                          1,600      91,000

NATURAL GAS: 5.5%
Tenneco, Inc.                          2,000     100,250
Williams Companies, Inc.               3,046     155,345

OFFICE AND BUSINESS EQUIPMENT:  2.3%
Pitney Bowes, Inc.                     2,000     105,250

PETROLEUM:  9.1%
Amoco Corporation                      2,000     141,000
Chevron Corporation                    2,000     125,250
Royal Dutch Petroleum Company, ADR     1,000     156,124

PHARMACEUTICALS: 8.3%
American Home Products Corporation     2,000     127,500
Pfizer, Inc.                           1,400     110,775
Schering-Plough Corporation            2,400     147,600

REAL ESTATE:  4.5%
Hospitality Properties Trust           2,500      66,875
Post Properties, Inc.                  1,500      54,938
Sun Communities, Inc.                  3,000      85,500

RETAIL-DEPARTMENT STORES:  2.4%
Wal-Mart Stores, Inc.                  4,150     109,456

TELECOMMUNICATION:  13.7%
Ameritech Corporation                  1,800      94,725
Bell Atlantic Corporation              2,000     119,750
Pacific Telesis Group                  2,000      67,250
Royal PTT Nederland NV, ADR            1,000      34,500
SBC Communications, Inc.               2,500     120,313
Sprint Corporation                     2,000      77,750
Telecom Corporation of New Zealand
  Limited, ADR                         1,600     121,200

TRANSPORTATION:  3.8%
CSX Corporation                        2,000     101,000
Norfolk Southern Corporation             800      73,100

UTILITIES - ELECTRIC:  5.0%
Baltimore Gas and Electric Company     4,600     120,175
Central & South West Corporation       1,500      39,000
SCANA Corporation                      2,800      73,500

UTILITIES - GAS:  6.3%
Brooklyn Union Gas Company             3,000      83,625
Northwest Natural Gas Company          5,250     122,063
Washington Gas Light Company           4,000      88,000

TOTAL COMMON STOCKS AND EQUIVALENTS
  (Cost $3,136,105)=                           4,384,009

PREFERRED STOCKS:  1.1% of Net Assets
Chase Manhattan Corporation,
9.08% Series D                         1,000      25,562
Sears, Roebuck and Co. Depository Shares,
8.88% Series 1ST                       1,000      25,063

TOTAL PREFERRED STOCKS (Cost $50,000)=            50,625

REPURCHASE AGREEMENT:  5.9% of Net Assets
With Donaldson, Lufkin & Jenrette Securities Corporation issued 9/30/96 at 5.65%, due 10/1/96 collateralized by $278,318 in United States Treasury Notes due 8/15/97. Proceeds at maturity are $273,043.
(Cost $273,000)=                                 273,000

TOTAL INVESTMENTS (Cost $3,459,105)=          $4,707,634

Notes to Portfolios of Investments:

ADR American Depository Receipt
* Non-income producing
= Aggregate cost for federal income tax purposes and net unrealized appreciation of investments are as follows:

                         Special        Select        Equity
                         Growth         Growth        Income
                         Portfolio      Portfolio     Portfolio

Aggregate cost           $13,277,877   $5,818,229    $3,459,105
Gross unrealized
appreciation             $2,602,361    $1,930,014    $1,267,553
Gross unrealized
depreciation               (465,510)     (197,782)      (19,024)
Net unrealized
appreciation              $2,136,851   $1,732,232    $1,248,529

The Notes to Financial Statements are an integral part of these statements.

Statements of Assets and Liabilities
September 30, 1996
(Unaudited)


                             Special      Select      Equity
                             Growth       Growth      Income
                             Portfolio    Portfolio   Portfolio
ASSETS
Investments, at cost        $13,277,877   $5,818,229  $3,459,105
Investments, at value (Notes 1 and 2)
 Investment securities      $11,862,728   $7,105,461  $4,434,634
 Repurchase agreement         3,552,000      445,000     273,000
 Total investments           15,414,728    7,550,461   4,707,634

Cash                                322          263         868
Receivables
 Investment securities sold     368,028      341,490      24,635
 Capital shares sold             --              187        --
 Share subscriptions              2,995          600        --
 Dividends and interest           2,559        2,888      13,015
Other Assets                         68          224          27
  Total assets               15,788,700    7,896,113   4,746,179

LIABILITIES
Payables
 Investment securities purchased309,669      264,712     108,232
 Dividends                            7          215       3,598
 Capital shares redeemed          3,677         --          --
 Shares reserved for subscription 2,995          600        --
Other liabilities                    47           10        --
  Total liabilities             316,395      265,537     111,830

NET ASSETS (Note 5)         $15,472,305   $7,630,576  $4,634,349

CAPITAL SHARES OUTSTANDING    1,204,001      346,288     230,226

NET ASSET VALUE PER SHARE       $12.851      $22.035     $20.130

Statements of Operations
For the Six Months Ended September 30, 1996
(Unaudited)


                             Special      Select      Equity
                             Growth       Growth      Income
                             Portfolio    Portfolio   Portfolio
INVESTMENT INCOME (Note 1)
Interest income              $ 53,302     $ 12,298    $  7,468
Dividend income (Net of foreign tax of
$0, $0 and $1,317, respectively)           76,810       33,311      81,663
Total investment income       130,112       45,609      89,131

EXPENSES (Notes 3 and 4)
Investment advisory fees       60,287       27,872      16,982
Custodian fees                  4,065        1,215         741
Professional fees               9,251        3,426       2,777
Salaries and related expenses  37,252       10,698       6,515
Securities registration and
blue sky expenses               3,116        7,361       7,402
Telephone expense               2,259          788         481
Data processing and office
equipment expenses             11,975        4,660       2,832
Office and miscellaneous
expenses                        7,546        3,322       2,026
Depreciation and amortization   1,066          271         165
Reimbursement to previous advisor of
expenses incurred in prior years              --          5,245       2,089
Fees paid indirectly             (116)         (55)        (35)
  Total expenses              136,701       64,803      41,975

NET INVESTMENT INCOME (LOSS)   (6,589)     (19,194)     47,156

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on
investments                 2,852,847      256,654     333,767
Net unrealized appreciation (depreciation)
of investments             (2,945,543)     136,649    (126,782)

NET GAIN (LOSS) ON INVESTMENTS
                              (92,696)     393,303     206,985

TOTAL INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS            $(99,285)    $374,109    $254,141

The Notes to Financial Statements are an integral part of these statements.

Statements of Changes in Net Assets


                                  Special Growth Portfolio          Select Growth Portfolio          Equity Income Portfolio
                                  Six Months Ended                  Six Months Ended                  Six Months Ended
                                  Sept. 30, 1996   Year Ended       Sept. 30, 1996   Year Ended       Sept. 30, 1996   Year Ended
                                  (Unaudited)      March 31, 1996   (Unaudited)      March 31, 1996   (Unaudited)      Mar 31, 1996
INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS
Net investment income (loss)      $  (6,589)       $ 163,647        $  (19,194)      $  (15,167)      $  47,156        $  85,280
Net realized gain on investments  2,852,847        7,936,809           256,654          370,742         333,767           26,354
Net unrealized appreciation
  (depreciation) of investments  (2,945,543)      (2,310,916)          136,649        1,182,208        (126,782)         851,075
Total increase in net assets
  resulting from operations         (99,285)       5,789,540           374,109        1,537,783         254,141          962,709

NET EQUALIZATION CREDIT (Note 1)       --             --                  --              --               (574)             133

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income          (15,132)       (148,514)              --              --            (65,048)          (66,947)
From net capital gains           (6,307,576)     (1,629,234)          (359,764)           --                --               --

CAPITAL SHARE
  TRANSACTIONS (Note 7)           4,803,294     (18,510,504)           227,565        1,102,287           6,314          131,112

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                  (1,618,699)    (14,498,712)           241,910        2,640,070         194,833        1,027,007

NET ASSETS

Beginning of year                17,091,004      31,589,716          7,388,666        4,748,596       4,439,516        3,412,509
End of year                      15,472,305      17,091,004          7,630,576        7,388,666       4,634,349        4,439,516

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
  INCLUDED IN NET ASSETS AT THE END
  OF YEAR (Note 5)                   (6,589)         15,132            (19,195)           --              --             18,466


The Notes to Financial Statements are an integral part of these statements.

Financial Highlights
Selected data for a share outstanding throughout each period:
               1992    1993    1994    1995    1996    1996***

Special Growth Portfolio

Net asset value
  beginning of
  year        $18.047  $19.099 $19.970 $21.110 $18.092 $20.488

Net investment
  income      $ 0.175  $ 0.092 $ 0.171 $ 0.152 $ 0.133 $ 0.000

Net realized &
  unrealized
  gains
  (losses) on
  securities  $ 1.245  $ 1.031 $ 2.125 $ 0.190 $ 3.621 $(0.767)

Total from
  investment
  operations $ 1.420   $ 1.123 $ 2.296 $ 0.342 $ 3.754 $(0.767)
Distributions
  from net
  investment
  income     $(0.159)  $(0.121)$(0.170)$(0.152)$(0.115)$(0.018)

Distributions
  from capital
  gains      $(0.209)  $(0.131)$(0.986)$(3.208) $(1.243)$(6.852)

Total
  distribu-
  tions      $(0.368)  $(0.252)$(1.156)$(3.360) $(1.358)$(6.870)

Net asset
  value end
  of year    $19.099   $19.970 $21.110 $18.092  $20.488  12.851

Total return   7.92%     5.90%  11.57%   2.27%   21.22%  (1.78)%**

Net assets end
  of year
  (thousands)$58,867   $38,911 $34,931 $31,590  $17,091  $15,472

Ratio of
  expenses
  to average
  net assets   1.39%     1.35%   1.45%   1.30%    1.41%   1.70%**

Ratio of net
  investment
  income to
  average net
  assets*      0.95%     0.44%   0.75%   0.76%    0.56%  (0.08)%**

Portfolio
  turnover       24%       13%      7%      4%      21%     49%

Average
  commission
  rate paid     --        --       --      --       --   $0.0732

Select Growth Portfolio

Net asset value
  beginning of
  year       $18.884  $19.670  $18.486  $17.706  $16.706  $21.990

Net investment
  income     $ 0.268  $ 0.137  $(0.053) $(0.032) $(0.045) $(0.055)

Net realized &
  unrealized
  gains
  (losses) on
  securities $ 0.736  $ 1.410  $(0.318) $ 0.741  $ 5.329  $1.171

Total from
  investment
  operations $1.004   $ 1.547  $(0.371) $0.709   $5.284   $1.116

Distributions
  from net
  investment
  income     $(0.218) $(0.175) $(0.007)     --       --     --

Distributions
  from capital
  gains           --  $(2.556) $(0.402) $(1.709)     --  $(1.071)

Total
  distribu-
  tions      $(0.218) $(2.731) $(0.409) $(1.709)     --  $(1.071)

Net asset
  value end
  of year    $19.670  $18.486  $17.706  $16.706 $21.990  $22.035

Total return   5.28%    8.45%   (2.05)%   4.55%  31.63%   19.60%**

Net assets end
  of year
  (thousands)$5,483   $5,742   $4,760   $4,749  $7,389   $7,631

Ratio of
  expenses
  to average
  net assets*  2.00%   2.00%    2.02%    1.90%   1.79%    1.74%**

Ratio of net
  investment
  income to
  average net
  assets       1.44%   0.70%  (0.27)%  (0.19)% (0.26)%   (0.52)%**

Portfolio
  turnover       60%    125%      48%      82%     56%     57%

Average
  commission
  rate paid     --        --       --      --       --   $0.0783


Equity Income Portfolio

Net asset value
  beginning of
  year        $14.805  $15.117  $16.814 $15.809  $15.411  $19.330

Net investment
  income      $ 0.499  $ 0.416  $ 0.382 $ 0.504  $ 0.373  $ 0.202

Net realized &
  unrealized
  gains
  (losses) on
  securities  $ 0.203  $ 1.961  $(0.543) $ 0.364 $ 3.839  $ 0.880

Total from
  investment
  operations  $ 0.702  $ 2.377  $(0.161) $ 0.868 $ 4.212  $ 1.082

Distributions
  from net
  investment
  income     $(0.390)  $(0.449) $(0.352) $(0.504)$(0.293) $(0.282)

Distributions
  from capital
  gains           --   $(0.231) $(0.492) $(0.762)     --      --

Total
  distribu-
  tions      $(0.390) $(0.680)  $(0.844) $(1.266) $(0.293)$(0.282)

Net asset
  value end
  of year    $15.117  $16.814  $15.809   $15.411  $19.330 $20.130

Total return   4.74%   16.11%  (1.08)%     6.04%   27.56%  11.26%**

Net assets end
  of year
  (thousands)$2,838   $3,315   $3,625    $3,413    $4,440  $4,634

Ratio of
  expenses
  to average
  net assets   2.15%   2.19%    2.17%     2.07%     1.92%   1.85%**

Ratio of net
  investment
  income to
  average net
  assets*      3.47%   2.58%    2.27%     2.53%     2.13%   2.08%**

Portfolio
  turnover       32%     55%      34%       29%        7%     27%

Average
  commission
  rate paid     --        --       --      --       --     $0.0809

* For the year ended March 31, 1996 and thereafter, ratio reflects fees paid indirectly (Note 3).
** Annualized
*** For the six months ended September 30, 1996 (unaudited). Effective July 31, 1996, the investment advisory services transferred to Bankers Finance Advisors, LLC from Bankers Finance Investment Management Corp. (See Note 3).

The Notes to Financial Statements are an integral part of these statements.

GIT Equity Trust
Notes to Financial Statements
September 30, 1996
(Unaudited)

1. Summary of Significant Accounting Policies. GIT Equity Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Trust offers shares in four separate portfolios which invest in differing securities. The Special Growth Portfolio is invested primarily in smaller companies that may offer rapid growth potential. The Select Growth Portfolio is invested primarily in established companies that may be undervalued or may offer good management and significant growth potential. The Equity Income Portfolio is invested primarily in relatively stable, high-yielding securities. The Worldwide Growth Portfolio invests primarily in foreign equity securities emphasizing companies that are likely to benefit from the growth of the world's smaller and emerging capital markets. The Worldwide Growth Portfolio issues separate semi-annual and annual financial reports to shareholders.

Securities Valuation: Securities traded on a national securities exchange are valued at their closing sale price, if available, and if not available such securities are valued at the mean between their bid and asked prices. Other securities, for which current market quotations are readily available, are valued at the mean between their bid and asked prices.
Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by the Trustees. Investment transactions are recorded on the trade date. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Repurchase agreements are valued at amortized cost, which approximates market value.

Investment Income: Interest and other income (if any) is accrued as earned. Dividend income is recorded on the ex-dividend date.

Dividends: Substantially all of the Trust's accumulated net investment income, if any, determined as gross investment income less accrued expenses, is declared as a regular dividend and distributed to shareholders at least twice annually at calendar and fiscal year ends. The Trust intends to declare and pay regular Equity Income Portfolio dividends quarterly. Capital gains distributions, if any, are declared and paid twice annually at calendar and fiscal year end. Additional distributions may be made if necessary.

Income Tax: In accordance with the provisions of Subchapter
M of the Internal Revenue Code applicable to regulated investment companies, all of the taxable income of each portfolio is distributed to its shareholders, and therefore no federal income tax provision is required.
As of March 31, 1996, the Equity Income Portfolio had available for federal income tax purposes unused capital loss carryovers of $26,296 expiring
March 31, 2004.

Equalization: The Trust uses an accounting practice known as equalization for the Equity Income Portfolio, by which a portion of the proceeds from sales and costs of redemption of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of capital shares.

Share Subscriptions: Shares purchased by check or otherwise not paid for in immediately available funds are accounted for as share subscriptions receivable and shares reserved for subscriptions.

Use of Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period.
Actual results could differ from those estimates.

2. Investments in Repurchase Agreements. When the Trust purchases securities under agreements to resell, the securities are held for safekeeping by the Trust's custodian bank as collateral. Should the market value of the securities purchased under such an agreement decrease below the principal amount to be received at the termination of the agreement plus accrued interest, the counterparty is required to place an equivalent amount of additional securities in safekeeping with the Trust's custodian bank. Repurchase agreements may be terminated within seven days. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other registered investment companies having Advisory and Services Agreements with the same advisor, transfers uninvested cash balances into a joint trading account. The aggregate balance in this joint trading account is invested in one or more consolidated repurchase agreements whose underlying securities are U.S. Treasury or federal agency obligations.

3. Investment Advisory Fees and Other Transactions with Affiliates. The Investment Advisor to the Trust, Bankers Finance Advisors, LLC ("the Advisor"), earns an advisory fee equal to 0.75% per annum of the average net assets of each of the Special Growth, Select Growth and Equity Income Portfolios; the fees are accrued daily and are paid monthly. The Advisory Agreement between the Trust and the Advisor was approved at the special meeting of the Trust's shareholders on July 29, 1996. The Advisor purchased the investment management assets of Bankers Finance Investment Management Corp. ("BFIMC"), the Trust's previous investment advisor, effective July 31, 1996.

The Advisor is responsible for the fees and expenses of trustees who are affiliated with the Advisor, the rent expense of the Trust's principal executive office premises and certain promotional expenses. For the six months ended
September 30, 1996, outside trustee fees were $1,500 for each portfolio.

4. Other Expenses. With the exception of certain expenses of the Trust payable by it directly, all operational support services are provided to the Trust under a services agreement between the Trust and the Advisor, pursuant to which such services are provided for amounts not exceeding the cost to the Advisor. Common expenses incurred by the Trust, GIT Tax-Free Trust, Government Investors Trust and GIT Income Trust ("the Trusts") are allocated among the portfolios based on the ratio of net assets of each portfolio to the combined net assets of the Trusts. For the six months ended September 30, 1996, operating expenses of $76,414 for the Special Growth Portfolio, $36,931 for the Select Growth Portfolio and $24,993 for the Equity Income Portfolio have been reimbursed to the Advisor under the Services Agreement. Included in these amounts are expenses incurred by the Trust prior to March 31, 1996 then reimbursed to BFIMC, the previous advisor, between March 31, 1996 and July 31, 1996. As of July 31, 1996, the Advisor has discontinued the practice of billing expenses incurred in prior years. To the extent the Trust had incurred expenses for which BFIMC was not reimbursed as of July 31, 1996, such expenses from prior years will not be billed to the Trust by the Advisor.

Fees are reduced under an expense offset arrangement with the Trust's Custodian. The amount of the expense offset for the six months ended September 30, 1996 was $116 for the Special Growth Portfolio, $55 for the Select Growth
Portfolio and $35 for the Equity Income Portfolio.

5.  Net Assets. At September 30, 1996, net assets included the following:

                   Special Growth  Select Growth  Equity Income
                   Portfolio       Portfolio      Portfolio

Net paid in
 capital on
 shares of
 beneficial
 interest          $10,489,196    $5,660,884      $3,078,349
Undistributed net
 investment loss        (6,589)      (19,194)         --
Accumulated net
 realized gains      2,852,847       256,654         307,471
Net unrealized
 appreciation of
 investments         2,136,851     1,732,232       1,248,529

Total net assets   $15,472,305    $7,630,576      $4,634,349

6. Investment Transactions. Purchases and sales of securities other than short-term securities for the six months ended September 30, 1996, were as follows:

                    Special Growth  Select Growth  Equity Income
                    Portfolio       Portfolio      Portfolio

Purchases           $ 7,019,376     $3,977,671     $1,227,064
Sales                11,670,277      4,159,983      1,170,378

7. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares were as follows:


                                  Special Growth Portfolio          Select Growth Portfolio          Equity Income Portfolio
                                  Six Months Ended                  Six Months Ended                  Six Months Ended
                                  Sept. 30, 1996   Year Ended       Sept. 30, 1996   Year Ended       Sept. 30, 1996   Year Ended
                                  (Unaudited)      March 31, 1996   (Unaudited)      March 31, 1996   (Unaudited)      Mar 31, 1996

In Dollars
Shares sold                       $ 9,594,899      63,271,505       $743,438         $2,853,388        $346,487        $904,364
Shares issued in reinvestment
  of dividends                      5,976,647       1,559,202        317,160             --              55,673          59,319
Total shares issued                15,571,546      64,830,707      1,060,598          2,853,388         402,160         963,683
Shares redeemed                   (10,768,252)    (83,341,211)      (833,033)        (1,751,101)       (395,846)       (832,571)
Net increase (decrease)           $ 4,803,294    $(18,510,504)      $227,565         $1,102,287          $6,314        $131,112

In Shares
Shares sold                           740,663       3,260,611         34,663            141,259          18,030          52,804
Shares issued in reinvestment
  of dividends                        457,279          80,463         14,951              --              2,820            3,417
Total shares issued                 1,197,942       3,341,074         49,614            141,259          20,850          56,221
Shares redeemed                      (828,138)     (4,252,958)       (39,334)           (89,489)        (20,298)        (47,985)
Net increase (decrease)               369,804        (911,884)        10,280             51,770             552            8,236




GIT Equity Trust
Special Information
September 30, 1996
(Unaudited)

A special meeting of the Trust's shareholders was held on July 29, 1996. The following shares were voted at the meeting:

1.  Approval of an advisory agreement with Bankers Finance
Advisors, LLC/Madison Investment Advisors, Inc.

                            Shares
                            Outstanding   For      Against  Abstain

Special Growth Portfolio    1,221,737     634,903  5,937    30,946
Select Growth Portfolio       353,269     179,970  1,713    30,378
Equity Income Portfolio       233,116     130,030  1,335     8,569
Worldwide Growth Portfolio    309,754     145,524  1,408    14,628

2.  Election of Trustees (2,117,876 shares outstanding)

                         For       Withhold Authority

Frank E. Burgess        1,099,684      96,153
James R. Imhoff, Jr.    1,100,251      95,586
Thomas S. Kleppe        1,099,200      96,640
Lorence D. Wheeler      1,100,757      95,080

3. Ratification of the selection of Ernst & Young LLP as independent auditors of the Trust for the year ending
March 31, 1997 (2,117,876 shares outstanding):
For: 1,096,238 Against: 6,105 Abstain 82,998

Telephone Numbers

Shareholder Service
	Washington, DC area: 703/528-6500
	Toll-free nationwide: 800/336-3063

24-Hour ACCESS
	Toll-free nationwide: 800/448-4422

The GIT Family of Mutual Funds

GIT Equity Trust
	Special Growth Portfolio
	Select Growth Portfolio
	Equity Income Portfolio
	Worldwide Growth Portfolio

GIT Income Trust
	Maximum Income Portfolio
	Government Portfolio

GIT Tax-Free Trust
	Arizona Portfolio
	Maryland Portfolio
	Missouri Portfolio
	Virginia Portfolio
	National Portfolio
	Money Market Portfolio

Government Investors Trust

For more complete information on any GIT Investment Fund, including charges and expenses, request a prospectus by calling the numbers above. Read it carefully before you invest or send money.

GIT
GIT Investment Funds
1655 Fort Myer Drive
Arlington Virginia 22209
http://www.gitfunds.com

GIT Equity Trust
Worldwide Growth Portfolio
1655 Ft. Myer Drive
Arlington, Virginia 22209
703-528-3600

Semi-Annual Report
September 30, 1996
(Unaudited)

Letter to Shareholders
November 15, 1996

Dear Shareholder:

GIT's Worldwide Growth portfolio achieved a total return of 4.17% for the six-month period ended September 30, 1996. After trailing the average emerging markets fund through June, the portfolio had a strong third quarter, for which it placed in the top 7% of the emerging markets funds tracked by Morningstar, Inc.

Our performance was enhanced during this period by overweight positions in several stellar markets with low PE ratios and strong corporate profit growth. The Hungarian stock market, for example, returned 45% for the six months ended September 30, while Brazil and Poland recorded 29% and 28%, respectively. We also enjoyed strong gains in Peru and Columbia, two underfollowed markets with stocks at reasonable valuations.

Despite these gains, Worldwide Growth's total return was diminished by a summer correction in Asia. An overweight position in South Korea proved disappointing, where the export-driven electronics sector was hard hit. We remain committed to South Korea, however, and we have already seen a recovery in that country's semiconductor stocks. On the other hand, we are pleased that we were able to minimize the impact of sharp declines in Thailand (down 11.45%), whose high valuations caused us to take smaller positions.

Country allocation proved to be a critical factor for success in the emerging markets during 1996. Each market has seemed to respond to its own environment, in contrast with recent years during which the performance of emerging markets worldwide was highly correlated. To illustrate this divergence of returns, the Hungarian market has appreciated over 100% this year, while South Korea and South Africa declined 20% or more in dollar terms during the same period.

It is a good sign that emerging market economies continue to outpace the U.S. economy. In 1996, the twenty-four countries in which Worldwide Growth invests are expected to have average GDP growth of 5.1%, more than twice that of the U.S. Corporations can increase their earnings more rapidly in growing economies, and we expect this rapid growth to be fully reflected in stock prices over the long term. Our strategy is to continue to give equal emphasis to country allocation and company fundamentals.

                                         Sincerely,

                                         (signature)

                                         Charles J. Tennes
                                         Vice President

Worldwide Growth Portfolio
Portfolio of Investments - September 30, 1996

                                              Number
                                              of
                       Company Description    Shares Value
COMMON STOCKS:
ARGENTINA: 5.7%
Banco Frances del Rio
de la Plata S.A., ADR  Banking and financial
                       services               1,500  $39,187
Inversiones y
Representacion S.A.,
Class B                Engineering and
                       construction          20,576   60,090
Telecom Argentina
Stet-France Telecom S.A.
ADR                    Telecommunications       500   20,187
YPF Sociedad Anonmia,
ADR                    Oil and gas            2,200   50,325

CHILE: 1.6%
Empresa Nacional
Electricidad S.A.,
ADR                    Electric utility       2,500   47,187

COLOMBIA: 3.2%
Banco Ganadero S.A.,
ADR                    Banking and financial
                       services               2,000   54,250
Banco Industrial
Colombiano, ADR        Banking and financial
                       services               2,200   40,975

CZECH REPUBLIC: 4.5%
Komercni Banka A.S.,
GDR (144A)             Banking and financial
                       services               2,500   70,313
SPT Telekom A.S.       Telecommunications       500   61,728

GREECE: 3.7%
Alpha Credit Bank      Banking and financial
                       services               1,066   65,384
Athens Medical Center
S.A.                   Hospital management
                       and services           6,000   44,321

HONG KONG/CHINA: 5.0%
Consolidated Electric
Power Asia Ltd.        Electric utility      20,000   42,286
First Pacific Company
Ltd.                   Diversified           45,593   68,982
Sinocan Holdings
Limited                Containers            80,000   35,691

INDIA: 1.5%
*The India Fund Inc.   Multi-industry         3,000   21,750
*The Morgan Stanley
India Investment
Fund, Inc.             Multi-industry         1,500   13,125
Sanghi Polyesters Ltd.,
GDR (144A)             Textiles               6,000   10,435

INDONESIA: 3.8%
P.T. Indorama
Synthetics             Textiles              15,000   44,745
P.T. Pabrik Kertas
Tjiwi Kimia            Forest and paper
                       products              28,112   27,549
P.T. Semen Cibinong    Building materials    15,000   38,768

ISRAEL: 1.8%
ECI Telecommunications Limited
Designs                Telecommunications     2,500   52,500

MALAYSIA: 6.4%
Commerce Asset Holdings
Berhad                 Banking and financial
                       services               7,000   43,566
O.Y.L. Industries
Berhad                 Diversified            8,800   89,526
Petronas Gas Berhad    Oil and gas           14,000   56,971

MEXICO: 8.2%
Alfa, S.A. de C.V.     Manufacturing          6,914   30,678
Cemex, S.A. de C.V.,
Series B               Building materials    10,000   41,457
*Desc, S.A. de C.V.,
ADR                    Diversified            2,500   56,782
*Grupo Financiero
Banamex Accival S.A.
de C.V., Series L      Banking and financial
                       services              11,247   22,941
Tablex S.A. de C.V.,
Series 2               Food processing       20,000   50,331
Transportacion Maritima
Mexicana, S.A. de C.V.,
ADR                    Marine transportation  5,300   41,738

PANAMA: 1.9%
Banco Latinoamerciano de
Exportaciones, S.A.    Banking and financial
                       services               1,000   56,125

PERU: 3.9%
Compania Goodyear
del Peru               Rubber products       10,000   34,448
Telefonica del Peru
S.A., B shares         Telecommunications    36,112   81,256

POLAND: 4.8%
Bank Gdanski, GDR
(144A)                 Banking and financial
                       services               3,500   55,475
Zaklady Przemyslu Cukierniczego
Jutrzenka S.A.         Food processing        4,000   87,572

PORTUGAL: 0.8%
Espirito Santo Financial
Holding S.A., ADR      Banking and financial
                       services               2,000   24,750

SINGAPORE: 3.5%
Sunright Limited       Electronics           80,000   69,311
Venture Manufacturing
Ltd.                   Electronics           20,000   34,940

SOUTH AFRICA: 1.3%
Barlow Limited, ADR    Diversified            4,000   38,796

SOUTH KOREA: 4.4%
*Housing & Commercial Bank,
Korea                  Banking and financial
                       services               2,250   53,117
Korea Electric Power Corporation,
ADR                    Electric utility       2,000   37,750
Samsung Electronics
Company                Electronics              498   39,068

TAIWAN: 2.7%
*Taiwan Fund, Inc.     Multi-industry         3,500   80,938

THAILAND: 3.3%
*Bangkok Bank Public Company
Limited                Banking and financial
                       services               5,800   52,027
Jasmine International Public
Company Limited        Telecommunications    10,000   32,261
Singer Thailand Public Company
Limited                Home appliances        1,800   13,030

TURKEY: 1.5%
Arcelik A.S.           Home appliances      419,000   43,792

TOTAL COMMON STOCKS (Cost $2,183,523)=             2,178,424

PREFERRED STOCKS:
	10.9%% of Net Assets

BRAZIL: 10.6%
Compania Siderurgica Paulista,
Series B               Steel                 45,000   27,484
Petroleo Brasileiro
S.A.                   Oil and gas          930,000  105,487
Randon Participacoes
S.A.                   Diversified       50,000,000   23,267
Telecomunicacoes Brasileiras,
S.A., ADR              Telecommunications     1,250   98,125
Uniao de Bancos
Brasileiros S.A.       Banking and financial
                       services           2,000,000   58,168

SOUTH KOREA: 0.4%
Samsung Electronics
Company                Electronics              294   11,319

TOTAL PREFERRED STOCKS (Cost $341,888)=              323,850

CONVERTIBLE CORPORATE BONDS: 1.6% of Net Assets

PHILIPPINES:1.6%
Bacnotan Consolidated Industries, Inc.,
5.5%, 6/21/04 (144A)
(Cost $50,000)=        Building materials    50,000   46,250

REPURCHASE AGREEMENT:  12.4% of Net Assets
With Donaldson, Lufkin & Jenrette Securities Corporation issued 9/30/96 at 5.65%, due 10/1/96 collateralized by $375,168 in United States
Treasury Notes due 8/15/97.  Proceeds at maturity are $368,057.76. (Cost
$368,000)=                                           368,000

TOTAL INVESTMENTS (Cost $2,943,411)=              $2,916,524


Notes to the Portfolio of Investments:

* Non-income producing
= Aggregate cost for federal income tax purposes is $2,943,411 at September 30, 1996, and the net unrealized depreciation is $26,887 comprised of gross unrealized appreciation of $349,544 and gross unrealized depreciation of $376,431.
ADR	American Depository Receipt
GDR	Global Depository Receipt
144A	Securities exempt from registration under Rule 144A of the
Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1996 these securities amounted to $182,473 or 6.2% of net assets.

See Notes to Portfolio of Investments.

Worldwide Growth Portfolio
Statement of Assets and Liabilities
September 30, 1996
(Unaudited)

Assets
Investments, at cost                      $2,943,411
Investments, at value (Notes 1 and 2)
  Investment securities                    2,548,524
  Repurchase agreement                       368,000

Total investments                          2,916,524

Cash                                             506
Receivables
  Investment securities sold                  36,515
  Dividends and interest                       7,804

Total assets                               2,961,349

Liabilities

Total liabilities                               --

Net Assets (Note 5)                       $2,961,349

Capital Shares Outstanding                   288,253

Net Asset Value Per Share                    $10.273

Worldwide Growth Portfolio
Statement of Operations
For the Six Months Ended September 30, 1996
(Unaudited)

Investment Income (Note 1)

Interest income                             $  8,687
Dividend income (net of foreign tax of $3,341)35,668

  Total income                                44,355

Expenses (Notes 3 and 4)

Investment advisory fees                      15,532
Investment advisory fees waived by advisor    (7,831)
Custodian fees                                 9,358
Professional fees                              2,486
Salaries and related expenses                  3,898
Securities registration and blue sky expense   7,361
Telephone expense                                313
Data processing and office equipment expense   5,364
Office and miscellaneous expenses              1,945
Depreciation and amortization                     99
Fees paid indirectly                             (23)

  Total expenses                              38,502

Net Investment Income                          5,853

Realized and Unrealized Gain (Loss) on Investments

Net realized gain on investments              95,610
Net realized loss on foreign currency
     transactions                             (5,550)
Net unrealized appreciation of investments    23,500
Net unrealized appreciation on foreign
     currency transactions                     2,800

Net Gain on Investments                      116,360

Total Increase in Net Assets Resulting From
     Operations                             $122,213

The Notes to Financial Statements are an integral part of these statements.

Worldwide Growth Portfolio
Statements of Change in Net Assets

                                       Six Months
                                       Ended 9/30/96   Year Ended
                                       (Unaudited)     3/31/96

Increase in Net Assets Resulting From Operations

Net investment income                  $  5,853        $  14,830
Net realized gain (loss) on investments  95,610         (577,927)
Net realized loss on foreign currency
  transactions                           (5,550)          (3,488)
Net unrealized appreciation of
  investments                            23,500        1,103,450
Net unrealized appreciation (depreciation)
  on foreign currency transactions        2,800           (3,053)

  Total increase in net assets resulting
    from operations                     122,213          533,812

Distributions to Shareholders

Net investment income                     --             (22,834)

Capital Share Transactions (Note 7)    (276,573)        (714,253)

Total Decrease in Net Assets           (154,360)        (203,275)

NetAssets
Beginning of period                   3,115,709        3,318,984
End of period                         2,961,349        3,115,709

Worldwide Growth Portfolio
Financial Highlights

Selected data for a share outstanding throughout each period:

                          Year ended      Year ended      Year ended      Yearod ended*
                          March 31, 1996# March 31, 1996  March 31, 1995  March 31, 1994
Net asset value beginning
  of period                    $ 9.862        $8.501       $12.511       $10.000

Net investment income (loss)     0.010         0.044          0.022        (0.035)

Net realized and unrealized
  gains (losses) on securities   0.401         1.387          (2.491)        2.546

Total from investment
  operations                     0.411         1.431          (2.469)        2.511

Distributions from net
  investment income                --         (0.070)         (0.025)          --

Distributions from capital
  gains                            --          --             (1.516)           --

Total distributions                --         (0.070)         (1.541)           --

Net asset value end of
  period                        $10.273        $ 9.862        $8.501        12.511

Total return                     8.34%          16.88%        (22.20)%       26.19%**

Net assets at end of
  period (thousands)             2,961          3,116          3,319         3,526

Ratio of expenses
  to average net assets***       2.50%           2.38%         2.05%         1.81%**

Ratio of net income
  to average net assets***       0.38%           0.43%          0.21%        (0.48)%**

Portfolio turnover rate           35%             78%             65%          83%

Average commission
  rate paid                    $0.008              --             --           --


*For the period from April 16, 1993 (inception) to March 31, 1994

**Annualized

***Had BFIMC not waived advisory fees, the Portfolio's ratios of expenses and net investment loss to average net assets would have been 3.01% and (0.13)%, respectively, for the six months ended September
30, 1996; 2.97% and (0.17)%, respectively, for the year ended
March 31, 1996; and 3.05% and (0.79)%, respectively, for the year ended
March 31, 1995. Had BFIMC not waived the advisory fee and deferred a portion of the operating expenses, the Portfolio's annualized ratios of expenses and net investment loss to average net assets would have been 4.24% and (2.92)%, respectively, for the period from inception to March 31, 1994. Ratio of expenses to average net assets includes fees paid indirectly for the year ended March 31, 1996 and thereafter.

#For the six months ended September 30, 1996 (unaudited). Effective July
31, 1996, the investment advisory services transferred to Bankers
Finance Advisors, LLC from Bankers Finance Investment Management Corp.
(See Note 3).

The Notes to Financial Statements are an integral part of these statements.


Worldwide Growth Portfolio
Notes to Financial Statements
September 30, 1996
(Unaudited)

1.  Summary of Significant Accounting Policies.  GIT Equity
Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company.
The Trust offers shares in four separate portfolios which invest in differing securities. The Worldwide Growth
Portfolio (the "Portfolio") invests primarily in foreign equity securities, emphasizing companies that are likely to benefit from the growth of the world's smaller and emerging capital markets. The Special Growth, Select Growth and
Equity Income Portfolios are managed independently from the Worldwide Growth Portfolio and issue separate semi-annual and annual financial reports to shareholders. Securities
Valuation: Securities traded on a securities exchange are valued at their closing sale price, if available, and if not available, such securities are valued at the mean between their bid and asked prices. Other securities, for which current market quotations are readily available, are valued at the mean between their bid and asked prices. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by the Trustees. Securities whose prices are quoted in foreign currency are normally translated into U.S.
dollars based on exchange rates at 4 p.m., London, England time. The portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with net realized and unrealized gain or loss on investments. Investment transactions are recorded on the trade date. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes. Repurchase agreements are valued at amortized cost, which approximates market value.

Foreign Currency Translations: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchase and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.
Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized gains or losses from foreign currency transactions arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains and losses from foreign currency transactions arise from changes in the value of assets and liabilities other than investments in securities at the end of the fiscal period, resulting from changes in exchange rates.

Forward Foreign Currency Contracts: The Portfolio may enter into forward foreign currency contracts in order to hedge against foreign currency risk. Such contracts have been used solely to establish a rate of exchange for settlement of transactions. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily.
The change in market value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses are recognized when contracts settle. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counter parties to the contracts are unable to meet the terms of their contracts.

Investment Income: Interest and other income (if any) is accrued as earned. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date.

Dividends: Substantially all of the Trust's accumulated net investment income, determined as gross investment income less accrued expenses, if any, is declared as a regular dividend and distributed to shareholders at least twice annually at calendar and fiscal year end. Capital gains distributions, if any, are declared and paid twice annually at calendar and fiscal year end. Additional distributions may be made if necessary.

Income Tax: In accordance with the provisions of Subchapter
M of the Internal Revenue Code applicable to regulated investment companies, all of the taxable income of each portfolio is distributed to its shareholders, and therefore no federal income tax provision is required.

As of March 31, 1996, the Portfolio had available for federal income tax purposes unused capital loss carryovers of $600,026 expiring March 31, 2004.

Share Subscriptions: Shares purchased by check or otherwise not paid for in immediately available funds are accounted for as share subscriptions receivable and shares reserved for subscriptions.

Use of Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period.
Actual results could differ from those estimates.

2. Investments in Repurchase Agreements. When the Trust purchases securities under agreements to resell, the securities are held for safekeeping by the Trust's custodian bank as collateral. Should the market value of the securities purchased under such an agreement decrease below the principal amount to be received at the termination of the agreement plus accrued interest, the counterparty is required to place an equivalent amount of additional securities in safekeeping with the Trust's custodian bank.
Repurchase agreements may be terminated within seven days.
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other registered investment companies having Advisory and Services Agreements with the same advisor transfers uninvested cash balances into a joint trading account. The aggregate balance in this joint trading account is invested in one or more consolidated repurchase agreements whose underlying securities are U.S. Treasury or federal agency obligations.

3. Investment Advisory Fees and Other Transactions with
Affiliates.  The Investment Advisor to the Trust, Bankers
Finance Advisors, LLC ("the Advisor"), earns an advisory fee equal to 1.00% per annum of the average net assets of the Portfolio; the fees are accrued daily and are paid monthly.
The Advisory Agreement between the Trust and the Advisor was approved at the special meeting of the Trust's shareholders on July 29, 1996. The Advisor purchased the investment assets of Bankers Finance Investment Management Corp.
("BFIMC"), the Trust's previous advisor, effective July 31, 1996. For the six months ended September 30, 1996, the Advisor and BFIMC waived $7,831 of such fee from the Portfolio.

The Advisor is responsible for the fees and expenses of trustees who are affiliated with the Advisor, the rent expense of the Trust's principal executive office premises and certain promotional expenses. For the six months ended
September 30, 1996, outside trustees fees of $1,500 were paid by the Portfolio.

4. Other Expenses. With the exception of certain expenses of the Trust payable by it directly, all support services are provided to the Trust under a services agreement between the Trust and the Advisor, pursuant to which such services are provided for amounts not exceeding the cost to the Advisor.
For the six months ended September 30, 1996, expenses of $30,801 have been reimbursed to the Advisor and BFIMC under the services agreement.

5. Net Assets. At September 30, 1996, net assets include the following:

Net paid in capital on shares of beneficial interest          $3,492,601
Undistributed net investment income                                  303
Accumulated net realized loss on investments                    (504,416)
Net unrealized depreciation of investments and foreign currency  (27,139)

    Total net assets                                          $2,961,349
6. Investment Transactions. Purchases and sales of
securities other than
short-term securities for the six months ended September 30,
1996 were
$971,439 and $1,300,164, respectively.
7. Capital Share Transactions. An unlimited number of
capital shares, without par value, are authorized.
Transactions in capital shares were as follows:
                                          Six Months
                                          Ended Sept.   Year ended
                                          30, 1996      March 31,
                                          (Unaudited)   1996
In Dollars
Shares sold                                $161,992     $960,967
Shares issued in reinvestment of dividends     --         18,767
Total shares issued                         161,992      979,734
Shares redeemed                            (438,565)  (1,693,987)
Net increase (decrease)                   $(276,573)   $(714,253)

In Shares
Shares sold                                  16,055      100,911
Shares issued in reinvestment of dividends     --          2,009
Total shares issued                          16,055      102,920
Shares redeemed                             (43,746)    (177,403)
Net increase (decrease)                     (27,691)     (74,483)
Worldwide Growth Portfolio
Special Information
September 30,1996
(Unaudited)

A special meeting of the Trust's shareholders was held on July 29, 1996.
The following shares were voted at the meeting:


                            Shares
                            Outstanding   For      Against  Abstain

Special Growth Portfolio    1,221,737     634,903  5,937    30,946
Select Growth Portfolio       353,269     179,970  1,713    30,378
Equity Income Portfolio       233,116     130,030  1,335     8,569
Worldwide Growth Portfolio    309,754     145,524  1,408    14,628

2.  Election of Trustees (2,117,876 shares outstanding)

                         For       Withhold Authority

Frank E. Burgess        1,099,684      96,153
James R. Imhoff, Jr.    1,100,251      95,586
Thomas S. Kleppe        1,099,200      96,640
Lorence D. Wheeler      1,100,757      95,080

3. Ratification of the selection of Ernst & Young LLP as independent auditors of the Trust for the year ending
March 31, 1997 (2,117,876 shares outstanding):
For: 1,096,238 Against: 6,105 Abstain 82,998

Telephone Numbers

Shareholder Service
	Washington, DC area: 703/528-6500
	Toll-free nationwide: 800/336-3063

24-Hour ACCESS
	Toll-free nationwide: 800/448-4422

The GIT Family of Mutual Funds

GIT Equity Trust
	Special Growth Portfolio
	Select Growth Portfolio
	Equity Income Portfolio
	Worldwide Growth Portfolio

GIT Income Trust
	Maximum Income Portfolio
	Government Portfolio

GIT Tax-Free Trust
	Arizona Portfolio
	Maryland Portfolio
	Missouri Portfolio
	Virginia Portfolio
	National Portfolio
	Money Market Portfolio

Government Investors Trust

For more complete information on any GIT Investment Fund, including charges and expenses, request a prospectus by calling the numbers above. Read it carefully before you invest or send money.

GIT
GIT Investment Funds
1655 Fort Myer Drive
Arlington Virginia 22209
http://www.gitfunds.com